Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets
Goodwill and Intangible Assets

(15) Goodwill and Intangible Assets

Goodwill and Intangible Assets

€ millions	Goodwill	Software and Database Licenses	Acquired Technology/ IPRD	Customer Relationship and Other Intangibles	Total
Historical cost
January 1, 2016	22,792	727	2,796	5,033	31,348
Foreign currency exchange differences	566	7	71	135	779
Additions from business combinations	57	0	41	22	120
Other additions	0	74	0	21	95
Retirements/disposals	0	–17	–1	–92	–110
December 31, 2016	23,415	791	2,907	5,119	32,232
Foreign currency exchange differences	–2,249	–22	–278	–523	–3,072
Additions from business combinations	208	0	51	73	332
Other additions	0	93	0	10	103
Retirements/disposals	0	–53	–688	–62	–803
December 31, 2017	21,374	809	1,992	4,617	28,792

Accumulated amortization
January 1, 2016	103	526	1,812	1,938	4,379
Foreign currency exchange differences	1	5	54	59	119
Additions amortization	0	74	321	351	746
Retirements/disposals	0	–16	–1	–92	–109
December 31, 2016	104	589	2,186	2,256	5,135
Foreign currency exchange differences	–4	–16	–208	–219	–447
Additions amortization	0	79	254	327	660
Retirements/disposals	0	–51	–688	–58	–797
December 31, 2017	100	601	1,544	2,306	4,551

Carrying amount
December 31, 2016	23,311	202	721	2,863	27,097
December 31, 2017	21,274	208	448	2,311	24,241

Other additions to software and database licenses in 2017 and 2016 were individually acquired from third parties and include cross-license agreements and patents.

Significant Intangible Assets

€ millions, unless otherwise stated		Carrying Amount	Remaining Useful Life (in years)
	2017	2016
Sybase – Customer relationships	226	325	4 to 6
SuccessFactors – Customer relationships	261	353	8
Ariba – Customer relationships	366	483	1 to 10
hybris – Customer relationships	83	106	10
Concur – Acquired technologies	261	296	4
Concur – Customer relationships	1,073	1,281	13 to 17
Total significant intangible assets	2,270	2,844

Goodwill Impairment Testing

SAP had two operating segments at the end of 2017. For more information about our segments, see Note (28).

The carrying amount of goodwill has been allocated for impairment testing purposes to those operating segments expected to benefit from goodwill.

Goodwill by Operating Segment

€ millions	Applications, Technology & Services	SAP Business Network	Other	Total
December 31, 2016	15,839	7,439	34	23,311
December 31, 2017	14,657	6,617	0	21,274

The key assumptions on which management based its cash flow projections for the period covered by the underlying business plans are as follows:

Key Assumption	Basis for Determining Values Assigned to Key Assumption
Budgeted revenue growth

Revenue growth rate achieved in the current fiscal year, adjusted for an expected increase in SAP’s addressable cloud and database markets; expected growth in the established software applications and analytics markets. Values assigned reflect our past experience and our expectations regarding an increase in the addressable markets.

Budgeted operating margin

Operating margin budgeted for a given budget period equals the operating margin achieved in the current fiscal year, increased by expected efficiency gains. Values assigned reflect past experience, except for efficiency gains.

Pre-tax discount rates	Our estimated cash flow projections are discounted to present value using pre-tax discount rates. Pre-tax discount rates are based on the weighted average cost of capital (WACC) approach.
Terminal growth rate

Our estimated cash flow projections for periods beyond the business plan were extrapolated using segment-specific terminal growth rates. These growth rates do not exceed the long-term average growth rates for the markets in which our segments operate.

Key Assumptions and Detailed Planning Period

Percent, unless otherwise stated	Applications, Technology & Services		SAP Business Network
	2017	2016	2017	2016
Budgeted revenue growth (average of the budgeted period)	4.8	6.7	14.9	15.0
Pre-tax discount rate	10.6	10.4	11.9	11.7
Terminal growth rate	2.9	2.0	3.0	3.0
Detailed planning period (in years)	3	4	9	9

Applications, Technology & Services

The recoverable amount of the segment has been determined based on a value-in-use calculation. The calculation uses cash flow projections based on actual operating results and a group-wide business plan approved by management.

We believe that no reasonably possible change in any of the above key assumptions would cause the carrying amount of our Applications, Technology & Services segment to exceed the recoverable amount.

SAP Business Network

The recoverable amount of the segment has been determined based on fair value less costs of disposal calculation. The fair value measurement was categorized as a level 3 fair value based on the inputs used in the valuation technique. The cash flow projections are based on actual operating results and specific estimates covering a detailed planning period and the terminal growth rate thereafter. The projected results were determined based on management’s estimates and are consistent with the assumptions a market participant would make. The segment operates in a relatively immature area with significant growth rates projected for the near future. We therefore have a longer and more detailed planning period than one would apply in a more mature segment.

We are using a target operating margin of 33% (2016: 34%) for the segment at the end of the budgeted period as a key assumption, which is within the range of expectations of market participants (for example, industry analysts).

The recoverable amount exceeds the carrying amount by €8,143 million (2016: €6,404 million).

The following table shows amounts by which the key assumptions would need to change individually for the recoverable amount to be equal to the carrying amount:

Sensitivity to Change in Assumptions

	SAP Business Network
	2017	2016
Budgeted revenue growth (change in percentage points)	–8.6	–6.9
Pre-tax discount rate (change in percentage points)	5.6	4.4
Target operating margin at the end of the budgeted period (change in percentage points)	–17	–15